3. Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Note 3. Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans as of the balance sheet dates was as follows:

	2015	2014

Commercial & industrial	$65,191,124	$64,390,220
Commercial real estate	178,206,542	166,611,830
Residential real estate - 1st lien	162,760,273	163,966,124
Residential real estate - Jr lien	44,720,266	44,801,483
Consumer	7,241,224	8,035,298
	458,119,429	447,804,955
Deduct (add):
Allowance for loan losses	5,011,878	4,905,874
Deferred net loan costs	(316,491)	(303,394)
	4,695,387	4,602,480
Net Loans	$453,424,042	$443,202,475

The following is an age analysis of past due loans (including non-accrual), by portfolio segment:

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2015	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$224,997	$168,244	$393,241	$64,797,883	$65,191,124	$441,103	$13,556
Commercial real estate	888,994	560,439	1,449,433	176,757,109	178,206,542	2,400,757	45,356
Residential real estate
- 1st lien	2,875,768	1,408,551	4,284,319	158,475,954	162,760,273	2,009,079	801,241
- Jr lien	521,373	63,031	584,404	44,135,862	44,720,266	386,132	63,031
Consumer	83,343	0	83,343	7,157,881	7,241,224	0	0
Total	$4,594,475	$2,200,265	$6,794,740	$451,324,689	$458,119,429	$5,237,071	$923,184

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2014	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$439,151	$299,095	$738,246	$63,651,974	$64,390,220	$552,386	$23,579
Commercial real estate	988,924	5,313	994,237	165,617,593	166,611,830	1,934,096	5,313
Residential real estate
- 1st lien	4,446,138	1,484,334	5,930,472	158,035,652	163,966,124	1,263,046	980,138
- Jr lien	637,917	179,920	817,837	43,983,646	44,801,483	404,061	115,852
Consumer	56,392	0	56,392	7,978,906	8,035,298	0	0
Total	$6,568,522	$1,968,662	$8,537,184	$439,267,771	$447,804,955	$4,153,589	$1,124,882

For all loan segments, loans over 30 days are considered delinquent.

As of December 31, 2015, there were five residential mortgage loans in process of foreclosure totaling $400,905.

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment:

As of or for the year ended December 31, 2015
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$646,719	$2,311,936	$1,270,766	$321,099	$118,819	$236,535	$4,905,874
Charge-offs	(200,900)	(14,783)	(150,947)	(66,104)	(69,632)	0	(502,366)
Recoveries	59,264	0	6,042	240	32,824	0	98,370
Provision (credit)	207,819	(144,475)	242,167	167,587	(6,322)	43,224	510,000
Ending balance	$712,902	$2,152,678	$1,368,028	$422,822	$75,689	$279,759	$5,011,878

Allowance for loan losses
Evaluated for impairment
Individually	$0	$0	$25,100	$114,600	$0	$0	$139,700
Collectively	712,902	2,152,678	1,342,928	308,222	75,689	279,759	4,872,178
Total	$712,902	$2,152,678	$1,368,028	$422,822	$75,689	$279,759	$5,011,878

Loans evaluated for impairment
Individually	$286,436	$2,551,748	$1,419,808	$234,004	$0		$4,491,996
Collectively	64,904,688	175,654,794	161,340,465	44,486,262	7,241,224		453,627,433
Total	$65,191,124	$178,206,542	$162,760,273	$44,720,266	$7,241,224		$458,119,429

As of or for the year ended December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$516,382	$2,143,398	$1,452,184	$366,471	$105,279	$271,201	$4,854,915
Charge-offs	(153,329)	(167,841)	(58,904)	(51,389)	(112,376)	0	(543,839)
Recoveries	6,249	0	14,543	240	33,766	0	54,798
Provision (credit)	277,417	336,379	(137,057)	5,777	92,150	(34,666)	540,000
Ending balance	$646,719	$2,311,936	$1,270,766	$321,099	$118,819	$236,535	$4,905,874

Allowance for loan losses
Evaluated for impairment
Individually	$0	$34,400	$43,400	$0	$0	$0	$77,800
Collectively	646,719	2,277,536	1,227,366	321,099	118,819	236,535	4,828,074
Total	$646,719	$2,311,936	$1,270,766	$321,099	$118,819	$236,535	$4,905,874

Loans evaluated for impairment
Individually	$390,605	$1,930,993	$721,241	$328,889	$0		$3,371,728
Collectively	63,999,615	164,680,837	163,244,883	44,472,594	8,035,298		444,433,227
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298		$447,804,955

Impaired loans by portfolio segment were as follows:

	As of December 31, 2015			2015
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With an allowance recorded
Commercial & industrial	$0	$0	$0	$37,359
Commercial real estate	0	0	0	40,902
Residential real estate - 1st lien	173,788	182,251	25,100	228,273
Residential real estate - Jr lien	234,004	284,227	114,600	155,207
	407,792	466,478	139,700	461,741

With no related allowance recorded
Commercial & industrial	286,436	366,387		446,817
Commercial real estate	2,551,748	2,776,729		2,151,713
Residential real estate - 1st lien	1,246,020	1,460,402		973,572
Residential real estate - Jr lien	0	0		113,964
	4,084,204	4,603,518		3,686,066

Total	$4,491,996	$5,069,996	$139,700	$4,147,807

	As of December 31, 2014			2014
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With an allowance recorded
Commercial & industrial	$0	$0	$0	$158,690
Commercial real estate	204,511	220,981	34,400	280,104
Residential real estate - 1st lien	115,108	144,708	43,400	294,807
Residential real estate - Jr lien	0	0	0	149,772
	319,619	365,689	77,800	883,373

With no related allowance recorded
Commercial & industrial	390,605	424,598		507,232
Commercial real estate	1,726,482	1,689,772		1,294,710
Residential real estate - 1st lien	606,133	875,841		971,542
Residential real estate - Jr lien	328,889	390,260		238,826
	3,052,109	3,380,471		3,012,310

Total	$3,371,728	$3,746,160	$77,800	$3,895,683

Interest income recognized on impaired loans is immaterial for all periods presented.

For all loan segments, the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is considered by management to be doubtful.  Any unpaid interest previously accrued on those loans is reversed from income.  Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is considered by management to be remote.  Interest payments received on impaired loans are generally applied as a reduction of the loan principal balance.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are considered by management to be reasonably assured.

Credit Quality Grouping

In developing the allowance for loan losses, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms.  Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include both performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention.  Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency.  These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans, and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history.  Assessment of expected future payment performance requires consideration of numerous factors.  While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management.  Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions.  There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received.  The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by segments as of the balance sheet dates were as follows:

As of December 31, 2015
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$59,764,081	$168,326,527	$158,834,849	$44,041,594	$7,241,224	$438,208,275
Group B	4,724,729	4,529,493	599,516	212,508	0	10,066,246
Group C	702,314	5,350,522	3,325,908	466,164	0	9,844,908
Total	$65,191,124	$178,206,542	$162,760,273	$44,720,266	$7,241,224	$458,119,429

As of December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$61,201,586	$157,767,641	$160,912,689	$44,018,956	$8,035,298	$431,936,170
Group B	2,316,908	3,280,904	228,148	251,822	0	6,077,782
Group C	871,726	5,563,285	2,825,287	530,705	0	9,791,003
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298	$447,804,955

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

●	Reduced accrued interest
●	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;

●	Converted a variable-rate loan to a fixed-rate loan;
●	Extended the term of the loan beyond an insignificant delay;

●	Deferred or forgiven principal in an amount greater than three months of payments; or,
●	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR.  However, pursuant to regulatory guidance, any payment delay longer than three months is generally not considered insignificant. Management’s assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower.  The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms.  However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

TDRs by segment for the periods presented were as follows:

	Year ended December 31, 2015
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	2	$199,134	$204,142
Commercial real estate	3	581,431	616,438
Residential real estate - 1st lien	12	1,229,100	1,303,228
Residential real estate - Jr lien	2	117,746	121,672
Total	19	$2,127,411	$2,245,480

	Year ended December 31, 2014
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$301,823	$301,823
Residential real estate - 1st lien	11	1,294,709	1,332,336
Total	12	$1,596,532	$1,634,159

The TDRs for which there was a payment default during the twelve month periods presented were as follows:

Year ended December 31, 2015

	Number of	Recorded
	Contracts	Investment

Commercial real estate	1	$149,514
Residential real estate - 1st lien	4	286,803
Residential real estate - Jr lien	1	69,828
Total	6	$506,145

Year ended December 31, 2014

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$137,830

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the allowance for loan losses.  These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method. At December 31, 2015, the specific allowance related to TDRs was approximately $25,100.  There was no specific allowance related to TDRs at December 31, 2014.

As of December 31, 2015, the Company was contractually committed to lend up to $450,000 in additional funds to one debtor with an impaired SBA 75% guaranteed cap line of credit,  This debtor’s loan relationship is expected to strengthen as a result of a prior troubled debt restructuring.  With this exception, as of the balance sheet dates, the Company was not contractually committed to lend additional funds to debtors with impaired, non-accrual or modified loans.